Accounts Receivable, net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, net

(4) Accounts Receivable, net

Accounts receivable consisted of the following:

	December 31, 2011		December 31, 2010
	RMB	US$	RMB
Accounts receivable	16,213	2,576	7,097
Less: Allowance for doubtful accounts	(1,785)	(284)	(2,140)
	14,428	2,292	4,957

Bills receivable	38,029	6,042	20,525
	52,457	8,334	25,482

An analysis of the allowance for doubtful accounts for 2011, 2010 and 2009 is as follows:

	December 31,2011		December 31,2010	December 31,2009
	RMB	US$	RMB	RMB
Balance at beginning of year	2,140	340	2,259	4,074
Bad debt (recovery) expense	(355)	(56)	(119)	(1,713)
Write-offs	-	-	-	(102)

Balance at end of year	1,785	284	2,140	2,259

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.